Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER BOND FUND /DE/
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2017